LEASES - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Beginning balance	$ 118,736	$ 135,138
Additions	41,926	10,324
Additions from business combinations (note 26.2)	4,491	3,893
Foreign exchange difference	(4,997)	8,256
Foreign currency translation	(913)	351
Interest expense	6,947	6,319	$ 6,822
Payments	(43,566)	(44,833)
Disposals	(5,001)	(712)
Ending balance	$ 117,623	$ 118,736	$ 135,138